Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory and Office Equipment	Dec. 31, 2012 Computer Equipment and Software	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2012 License and Milestone Revenues	Dec. 31, 2012 Research Revenue	Dec. 31, 2011 Research Revenue
Accounting Policies [Line Items]
Cash Equivalent	$ 1,933,334		$ 1,933,334		$ 2,686,727	$ 2,686,066
Percentage of receivable from single customer						100.00%
Percentage of revenue from single customer										100.00%	100.00%	92.00%
Property plant equipment useful life							5 years	3 years	7 years
Stock based compensation	160,281	36,896	758,767	116,844	127,488	1,334,729
Stock option granted	51,390		285,527			304,709
Share based compensation expense, stock option						1,077,725
Share based compensation vested percentage						100.00%
Total unrecognized compensation cost	808,632		808,632		1,088,536
Weighted average fair value of share based compensation awards granted	$ 3.55		$ 2.06		$ 3.67
Stock-based compensation expense recognition period					5 years
Net income allocated to participating securities	$ 0	$ 0	$ 0	$ 105,795	$ 85,209	$ 0